Intangible Assets (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Intangible Assets
Intangible Estimated useful life	15 years
Goodwill	$ 120,136		$ 120,136
Amortization expenses	$ 30,876	$ 0